JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Automobile Components — 2.0%
Aisin Corp.	1,683,500	30,159,905
Bridgestone Corp.	3,216,300	72,412,606
Denso Corp.	5,321,600	73,835,947
Niterra Co. Ltd.	581,800	25,437,388
Sumitomo Electric Industries Ltd.	2,288,800	100,202,611
		302,048,457
Automobiles — 7.1%
Honda Motor Co. Ltd.	11,426,600	114,923,455
Isuzu Motors Ltd.	1,671,800	26,932,392
Nissan Motor Co. Ltd. *	6,356,200	15,492,375
Subaru Corp.	1,682,300	36,115,907
Suzuki Motor Corp.	5,387,900	73,464,408
Toyota Motor Corp.	33,630,000	762,241,006
Yamaha Motor Co. Ltd.	2,847,200	21,501,206
		1,050,670,749
Banks — 11.0%
Chiba Bank Ltd. (The)	2,076,000	28,106,394
Concordia Financial Group Ltd.	3,350,400	30,514,553
Japan Post Bank Co. Ltd.	5,299,200	94,153,074
Mitsubishi UFJ Financial Group, Inc.	33,524,600	607,142,864
Mizuho Financial Group, Inc.	7,366,000	319,816,553
Resona Holdings, Inc.	6,522,200	76,049,740
Sumitomo Mitsui Financial Group, Inc.	11,374,000	400,256,191
Sumitomo Mitsui Trust Group, Inc.	2,086,600	69,689,935
		1,625,729,304
Beverages — 0.6%
Asahi Group Holdings Ltd.	4,411,200	46,180,214
Kirin Holdings Co. Ltd.	2,383,800	37,061,550
Suntory Beverage & Food Ltd.	366,600	11,613,539
		94,855,303
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	7,785,200	46,092,603
Rakuten Group, Inc. *	4,331,100	25,968,043
		72,060,646
Building Products — 0.9%
AGC, Inc.	621,500	22,933,035
Daikin Industries Ltd.	859,500	102,994,210
		125,927,245
Capital Markets — 1.3%
Daiwa Securities Group, Inc.	4,114,900	40,097,194
Japan Exchange Group, Inc.	3,056,800	33,356,482
Nomura Holdings, Inc.	8,614,700	78,069,330
SBI Holdings, Inc.	1,768,000	39,981,578
		191,504,584

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 2.4%
Asahi Kasei Corp.	3,986,100	38,669,197
Mitsubishi Chemical Group Corp.	4,173,800	27,556,283
Nippon Paint Holdings Co. Ltd.	2,848,500	18,914,098
Nippon Sanso Holdings Corp.	576,100	17,480,683
Nitto Denko Corp.	1,884,300	41,875,430
Shin-Etsu Chemical Co. Ltd.	5,497,500	180,783,009
Toray Industries, Inc.	4,359,600	32,157,349
		357,436,049
Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	1,326,700	23,803,924
Secom Co. Ltd.	1,216,800	44,575,764
TOPPAN Holdings, Inc.	823,500	25,437,717
		93,817,405
Construction & Engineering — 1.2%
Kajima Corp.	1,337,200	54,552,102
Obayashi Corp.	2,053,200	46,347,547
Shimizu Corp.	1,643,800	29,192,112
Taisei Corp.	464,700	46,352,976
		176,444,737
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.	7,755,500	106,076,697
MatsukiyoCocokara & Co.	1,124,000	17,997,364
Seven & i Holdings Co. Ltd.	6,448,600	92,347,855
		216,421,916
Diversified Telecommunication Services — 0.6%
NTT, Inc.	80,404,000	80,796,373
Electric Utilities — 0.7%
Chubu Electric Power Co., Inc.	2,221,100	32,269,485
Kansai Electric Power Co., Inc. (The)	3,025,900	48,278,055
Tokyo Electric Power Co. Holdings, Inc. *	4,558,900	17,124,653
		97,672,193
Electrical Equipment — 2.4%
Fuji Electric Co. Ltd.	401,000	28,564,301
Fujikura Ltd.	754,900	94,881,095
Mitsubishi Electric Corp.	6,008,200	187,827,806
NIDEC Corp.	2,967,800	42,453,674
		353,726,876
Electronic Equipment, Instruments & Components — 3.6%
Ibiden Co. Ltd.	783,000	41,275,668
Keyence Corp.	548,400	201,186,304
Kyocera Corp.	4,136,700	62,062,117
Murata Manufacturing Co. Ltd.	5,306,300	107,800,443
Shimadzu Corp.	848,100	22,985,314

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TDK Corp.	5,567,900	71,843,894
Yokogawa Electric Corp.	733,000	24,437,406
		531,591,146
Entertainment — 2.3%
Capcom Co. Ltd.	973,600	24,816,016
Konami Group Corp.	266,200	38,871,411
Nexon Co. Ltd.	1,214,000	29,044,002
Nintendo Co. Ltd.	3,418,100	211,667,753
Square Enix Holdings Co. Ltd.	683,900	11,816,675
Toho Co. Ltd.	333,100	16,954,179
		333,170,036
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,462,000	21,485,734
ORIX Corp.	3,270,200	99,660,665
		121,146,399
Food Products — 0.7%
Ajinomoto Co., Inc.	2,874,800	65,766,335
Kikkoman Corp.	2,565,200	23,203,699
Toyo Suisan Kaisha Ltd.	284,700	20,326,604
		109,296,638
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,166,900	43,808,535
Tokyo Gas Co. Ltd.	1,013,500	44,964,599
		88,773,134
Ground Transportation — 1.5%
Central Japan Railway Co.	2,887,500	80,555,739
East Japan Railway Co.	3,201,200	80,363,719
Hankyu Hanshin Holdings, Inc.	701,500	19,588,010
Tokyu Corp.	1,686,400	19,020,491
West Japan Railway Co.	1,382,700	28,254,702
		227,782,661
Health Care Equipment & Supplies — 1.9%
Hoya Corp.	992,400	166,480,939
Olympus Corp.	3,309,500	39,530,370
Sysmex Corp.	1,615,400	15,285,347
Terumo Corp.	4,371,200	57,180,813
		278,477,469
Health Care Technology — 0.1%
M3, Inc. (a)	1,318,100	16,264,089
Hotels, Restaurants & Leisure — 0.5%
Oriental Land Co. Ltd.	3,290,700	57,608,341
Zensho Holdings Co. Ltd.	287,100	15,559,933
		73,168,274

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 3.5%
Panasonic Holdings Corp.	6,516,000	89,338,908
Sekisui House Ltd. (a)	1,840,800	41,025,544
Sony Group Corp.	17,671,500	389,619,626
		519,984,078
Household Products — 0.1%
Unicharm Corp.	3,374,700	20,484,577
Industrial Conglomerates — 3.4%
Hikari Tsushin, Inc.	37,100	10,246,330
Hitachi Ltd.	13,408,300	465,269,833
Sekisui Chemical Co. Ltd.	1,236,500	21,870,461
		497,386,624
Insurance — 4.2%
Dai-ichi Life Holdings, Inc.	10,805,900	95,028,627
Japan Post Holdings Co. Ltd.	4,976,000	59,875,322
Japan Post Insurance Co. Ltd.	563,000	17,437,272
MS&AD Insurance Group Holdings, Inc.	4,127,300	105,153,633
Sompo Holdings, Inc.	2,663,800	91,859,883
T&D Holdings, Inc.	1,422,700	35,139,258
Tokio Marine Holdings, Inc.	5,616,100	209,326,362
		613,820,357
Interactive Media & Services — 0.1%
LY Corp.	8,115,500	20,779,105
IT Services — 2.5%
Fujitsu Ltd.	5,257,700	146,089,309
NEC Corp.	3,726,700	126,333,856
Nomura Research Institute Ltd.	1,232,800	37,502,258
Obic Co. Ltd.	956,900	26,596,035
Otsuka Corp.	713,500	14,146,200
TIS, Inc.	688,600	20,037,239
		370,704,897
Leisure Products — 0.5%
Bandai Namco Holdings, Inc.	1,911,200	49,593,201
Shimano, Inc.	237,000	27,015,056
		76,608,257
Machinery — 6.2%
Daifuku Co. Ltd.	1,052,100	37,742,183
FANUC Corp.	2,739,500	110,003,520
Hitachi Construction Machinery Co. Ltd.	264,200	8,639,076
IHI Corp.	3,107,800	71,902,660
Kawasaki Heavy Industries Ltd.	492,600	41,120,395
Komatsu Ltd.	2,708,400	103,664,615
Kubota Corp.	3,373,900	51,693,772
Makita Corp.	728,600	25,315,609
MINEBEA MITSUMI, Inc.	1,097,700	22,433,625
Mitsubishi Heavy Industries Ltd.	9,856,400	290,211,243

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
SMC Corp.	165,100	64,186,155
Toyota Industries Corp.	533,600	68,277,365
Yaskawa Electric Corp.	746,100	23,814,984
		919,005,202
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd. (a)	1,090,800	15,762,133
Mitsui OSK Lines Ltd. (a)	976,500	30,608,348
Nippon Yusen KK (a)	1,272,300	41,813,989
		88,184,470
Metals & Mining — 0.9%
JFE Holdings, Inc.	1,866,400	25,127,688
Nippon Steel Corp.	15,342,500	63,933,003
Sumitomo Metal Mining Co. Ltd.	773,300	43,697,964
		132,758,655
Office REITs — 0.3%
Japan Real Estate Investment Corp.	20,879	16,845,062
Nippon Building Fund, Inc.	24,130	22,382,653
		39,227,715
Oil, Gas & Consumable Fuels — 1.0%
ENEOS Holdings, Inc.	7,896,600	66,741,413
Idemitsu Kosan Co. Ltd.	2,530,760	21,474,176
Inpex Corp.	2,545,400	57,027,694
		145,243,283
Passenger Airlines — 0.1%
ANA Holdings, Inc. (a)	456,200	8,857,088
Japan Airlines Co. Ltd.	423,300	7,998,345
		16,855,433
Personal Care Products — 0.5%
Kao Corp.	1,365,900	54,639,408
Shiseido Co. Ltd.	1,098,400	18,760,378
		73,399,786
Pharmaceuticals — 4.1%
Astellas Pharma, Inc.	5,274,200	73,363,578
Chugai Pharmaceutical Co. Ltd.	1,936,000	110,585,734
Daiichi Sankyo Co. Ltd.	5,486,900	100,517,973
Eisai Co. Ltd.	794,300	22,144,637
Kyowa Kirin Co. Ltd.	693,700	11,261,595
Otsuka Holdings Co. Ltd.	1,361,900	81,534,750
Shionogi & Co. Ltd.	2,496,000	51,390,613
Takeda Pharmaceutical Co. Ltd.	4,604,800	156,746,076
		607,544,956
Professional Services — 1.5%
Recruit Holdings Co. Ltd.	4,194,200	220,924,380

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	919,800	18,669,570
Daiwa House Industry Co. Ltd.	1,814,600	61,830,807
Hulic Co. Ltd.	1,670,900	19,911,987
Mitsubishi Estate Co. Ltd.	3,562,400	90,791,065
Mitsui Fudosan Co. Ltd.	8,139,700	93,337,169
Sumitomo Realty & Development Co. Ltd.	2,781,700	77,462,015
		362,002,613
Semiconductors & Semiconductor Equipment — 6.9%
Advantest Corp.	2,021,600	334,345,535
Disco Corp.	268,600	114,490,911
Kioxia Holdings Corp. *	427,600	58,489,858
Lasertec Corp.	240,800	55,320,785
Renesas Electronics Corp. *	4,646,700	77,253,510
SCREEN Holdings Co. Ltd.	281,700	35,875,365
Tokyo Electron Ltd.	1,298,000	345,863,889
		1,021,639,853
Software — 0.1%
Oracle Corp.	97,700	6,610,875
Trend Micro, Inc. *	368,900	14,471,187
		21,082,062
Specialty Retail — 1.6%
Fast Retailing Co. Ltd.	539,800	205,951,478
Nitori Holdings Co. Ltd.	1,188,200	20,311,067
ZOZO, Inc.	1,199,400	9,906,393
		236,168,938
Technology Hardware, Storage & Peripherals — 1.0%
Canon, Inc.	2,579,800	78,526,231
FUJIFILM Holdings Corp.	3,531,400	70,540,632
		149,066,863
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	2,093,000	50,384,127
Tobacco — 0.8%
Japan Tobacco, Inc.	3,252,200	117,540,022
Trading Companies & Distributors — 8.1%
ITOCHU Corp.	20,574,600	263,407,828
Marubeni Corp.	4,869,300	161,408,310
Mitsubishi Corp.	10,987,600	291,900,369
Mitsui & Co. Ltd.	7,600,300	248,264,109
MonotaRO Co. Ltd.	732,200	9,876,609
Sumitomo Corp.	3,524,600	143,130,805
Toyota Tsusho Corp.	2,078,700	75,704,674
		1,193,692,704
Wireless Telecommunication Services — 3.8%
KDDI Corp.	8,503,700	143,576,267

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — continued
SoftBank Corp.	82,866,100	112,636,501
SoftBank Group Corp.	11,006,000	300,545,105
		556,757,873
Total Common Stocks (Cost $10,789,344,769)		14,690,028,513
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $63,762,951)	63,762,951	63,762,951
Total Investments — 99.8% (Cost $10,853,107,720)		14,753,791,464
Other Assets in Excess of Liabilities — 0.2%		22,265,854
NET ASSETS — 100.0%		14,776,057,318

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $60,115,394.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	365	03/12/2026	JPY	84,492,925	3,886,109

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$302,048,457	$—	$302,048,457
Automobiles	—	1,050,670,749	—	1,050,670,749
Banks	—	1,625,729,304	—	1,625,729,304
Beverages	—	94,855,303	—	94,855,303
Broadline Retail	—	72,060,646	—	72,060,646
Building Products	—	125,927,245	—	125,927,245

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$—	$191,504,584	$—	$191,504,584
Chemicals	—	357,436,049	—	357,436,049
Commercial Services & Supplies	—	93,817,405	—	93,817,405
Construction & Engineering	—	176,444,737	—	176,444,737
Consumer Staples Distribution & Retail	17,997,364	198,424,552	—	216,421,916
Diversified Telecommunication Services	—	80,796,373	—	80,796,373
Electric Utilities	—	97,672,193	—	97,672,193
Electrical Equipment	—	353,726,876	—	353,726,876
Electronic Equipment, Instruments & Components	—	531,591,146	—	531,591,146
Entertainment	28,770,854	304,399,182	—	333,170,036
Financial Services	—	121,146,399	—	121,146,399
Food Products	—	109,296,638	—	109,296,638
Gas Utilities	—	88,773,134	—	88,773,134
Ground Transportation	19,020,491	208,762,170	—	227,782,661
Health Care Equipment & Supplies	—	278,477,469	—	278,477,469
Health Care Technology	—	16,264,089	—	16,264,089
Hotels, Restaurants & Leisure	—	73,168,274	—	73,168,274
Household Durables	—	519,984,078	—	519,984,078
Household Products	20,484,577	—	—	20,484,577
Industrial Conglomerates	—	497,386,624	—	497,386,624
Insurance	—	613,820,357	—	613,820,357
Interactive Media & Services	—	20,779,105	—	20,779,105
IT Services	—	370,704,897	—	370,704,897
Leisure Products	—	76,608,257	—	76,608,257
Machinery	—	919,005,202	—	919,005,202
Marine Transportation	—	88,184,470	—	88,184,470
Metals & Mining	—	132,758,655	—	132,758,655
Office REITs	—	39,227,715	—	39,227,715
Oil, Gas & Consumable Fuels	—	145,243,283	—	145,243,283
Passenger Airlines	—	16,855,433	—	16,855,433
Personal Care Products	—	73,399,786	—	73,399,786
Pharmaceuticals	—	607,544,956	—	607,544,956
Professional Services	—	220,924,380	—	220,924,380
Real Estate Management & Development	—	362,002,613	—	362,002,613
Semiconductors & Semiconductor Equipment	—	1,021,639,853	—	1,021,639,853
Software	—	21,082,062	—	21,082,062
Specialty Retail	—	236,168,938	—	236,168,938
Technology Hardware, Storage & Peripherals	—	149,066,863	—	149,066,863
Textiles, Apparel & Luxury Goods	—	50,384,127	—	50,384,127
Tobacco	—	117,540,022	—	117,540,022
Trading Companies & Distributors	—	1,193,692,704	—	1,193,692,704
Wireless Telecommunication Services	—	556,757,873	—	556,757,873
Total Common Stocks	86,273,286	14,603,755,227	—	14,690,028,513

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$63,762,951	$—	$—	$63,762,951
Total Investments in Securities	$150,036,237	$14,603,755,227	$—	$14,753,791,464
Appreciation in Other Financial Instruments
Futures Contracts	$3,886,109	$—	$—	$3,886,109
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$4,295,527	$215,566,993	$156,099,569	$—	$—	$63,762,951	63,762,951	$403,401	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.